Equity (Antidilutive) (Details)	9 Months Ended
Sep. 30, 2017 shares
Potentially dilutive shares
Excluded from EPS calculation (in shares)	32,378
Class B Common Stock
Potentially dilutive shares
Excluded from EPS calculation (in shares)	32,366
Restricted stock
Potentially dilutive shares
Excluded from EPS calculation (in shares)	12